REVENUE, Revenue by Geographic Region and Contract Type for Each Reportable Business (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) Obligation	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Principal revenue generating activities [Abstract]
Number of performance obligations | Obligation	1
Disaggregation of Revenue by Geographic Region and Contract Type [Abstract]
Total Revenue	€ 5,748.5	€ 5,768.7	€ 5,365.2
Project Delivery [Member]
Disaggregation of Revenue by Geographic Region and Contract Type [Abstract]
Total Revenue	4,687.9	4,565.5	4,221.6
Technology, Products and Services [Member]
Disaggregation of Revenue by Geographic Region and Contract Type [Abstract]
Total Revenue	1,060.6	1,203.2	1,143.6
Europe & Russia [Member]
Disaggregation of Revenue by Geographic Region and Contract Type [Abstract]
Total Revenue	2,754.7	2,603.9	2,907.7
Africa & Middle East [Member]
Disaggregation of Revenue by Geographic Region and Contract Type [Abstract]
Total Revenue	1,172.6	1,445.1	1,013.4
Asia Pacific [Member]
Disaggregation of Revenue by Geographic Region and Contract Type [Abstract]
Total Revenue	960.2	1,023.1	1,108.9
Americas [Member]
Disaggregation of Revenue by Geographic Region and Contract Type [Abstract]
Total Revenue	€ 861.0	€ 696.6	€ 335.2